ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2020
ACCOUNTS RECEIVABLE, NET
Summary of accounts receivables, net

	December 31,
	2019	2020
	RMB	RMB
Accounts receivable - third parties	228,332,843	266,496,793
Allowance for doubtful accounts - third parties	(21,703,425)	(37,604,131)
Accounts receivable - third parties, net	206,629,418	228,892,662

Accounts receivable - a related party	13,159,981	9,944,366
Allowance for doubtful accounts - a related party	(657,999)	(497,218)
Accounts receivable - a related party, net	12,501,982	9,447,148

Summary of movement of the allowance for doubtful accounts including both account receivables due from third parties and related parties

	Year ended December 31,
Allowance for doubtful accounts - third parties	2018	2019	2020
	RMB	RMB	RMB
Balance at the beginning of the year	19,048,819	18,218,164	21,703,425
Additions charged to (reversal of) bad debt expense	(830,655)	8,071,880	15,900,706
Write‑off	—	(4,586,619)	—
Balance at the end of the year	18,218,164	21,703,425	37,604,131

	Year ended December 31,
Allowance for doubtful accounts - a related party	2018	2019	2020
	RMB	RMB	RMB
Balance at the beginning of the year	—	1,033,769	657,999
Additions charged to (reversal of) bad debt expense	1,033,769	(375,770)	(160,781)
Balance at the end of the year	1,033,769	657,999	497,218